Trade Accounts Payable (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Trade Payable [Member]
Trade Accounts Payable [Line Items]
Supply chain finance	$ 194,137	$ 140,956